787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

April 10, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio, series of the Registrant (each, a “Fund” and collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Fund’s investment process, investment strategies and investment risks, and to reflect certain changes to the Fund’s portfolio management team, as noted in a Supplement to the Funds’ Prospectus filed on March 28, 2017. In addition, we note that the Global SmallCap Portfolio will be renamed the Advantage Global SmallCap Fund and the Mid Cap Value Opportunities Fund will be renamed the Mid Cap Dividend Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

Eugene Drozdetski, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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